Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail) - shares					6 Months Ended	12 Months Ended
	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number of Convertible Preferred Units, Outstanding	3,750,000				3,750,000
Series A Preferred Unit [Member]
Class of Stock [Line Items]
Number of Convertible Preferred Units Sold	1,666,667	2,083,333
Common Units [Member]
Class of Stock [Line Items]
Public offering			2,500,000	2,500,000
Number of Units	29,694,094				29,694,094	27,194,094	18,626,594
Subordinated units converted to common units						8,567,500
General Partner Unit [Member]
Class of Stock [Line Items]
Number of General Partner Units Outstanding	558,674				558,674	558,674	558,674
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Units							8,567,500
Subordinated units converted to common units					(8,567,500)	(8,567,500)